PLEASE FILE THIS PROSPECTUS SUPPLEMENT WITH YOUR RECORDS.


                           STRONG HERITAGE MONEY FUND
                       STRONG MUNICIPAL MONEY MARKET FUND
                        STRONG MUNICIPAL ADVANTAGE FUND
                             STRONG ADVANTAGE FUND

                Supplement to the Prospectus dated July 1, 1997




The following Financial Highlights replace the Financial Highlights for the Strong Advantage Fund and the Strong Municipal Money Market Fund on pages I-7 and I-8 respectively.


                                                      YEAR ENDED   PERIOD ENDED    YEAR ENDED
                                                       FEB. 28        FEB. 29        DEC.31
STRONG ADVANTAGE FUND                                    1997         1996(B)         1995

SELECTED PER-SHARE DATA(A)
                                                       ----------   ----------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD                     $10.03       $10.04         $9.98
INCOME FROM INVESTMENT OPERATIONS:
                                                        --------      --------      --------
Net Investment Income                                     0.62          0.10          0.67
Net Realized and Unrealized Gains
   (Losses) on Investments                                0.06         (0.01)         0.06
Total from Investment Operations                          0.68          0.09          0.73
LESS DISTRIBUTIONS:
                                                       ----------    ----------      ----------
From Net Investment Income                               (0.62)        (0.10)        (0.67)
In Excess of Net Realized Gains                            -             -             -
Total Distributions                                      (0.62)        (0.10)        (0.67)
NET ASSET VALUE, END OF PERIOD                          $10.09        $10.03        $10.04

TOTAL RETURN                                             +7.0%         +0.9%         +7.5%

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------    -------------  -----------   -----------
Net Assets, End of Period (In Thousands)                $1,519,694     $999,780      $989,701
Ratio of Expenses to Average Net Assets                   0.8%          0.8%*         0.8%
Ratio of Expenses to Average Net Assets
   Without Waivers                                        0.8%          0.8%*         0.8%
Ratio of Net Investment Income to Average Net Assets      6.2%          6.3%*         6.6%
Portfolio Turnover Rate                                 154.9%         17.2%        183.7%

                                                               YEAR ENDED DECEMBER 31
STRONG ADVANTAGE FUND                                    1994          1993          1992

SELECTED PER-SHARE DATA(A)
                                                      ----------    ----------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD                    $10.19        $10.01         $9.90
INCOME FROM INVESTMENT OPERATIONS:
                                                       ---------      --------     ---------
Net Investment Income                                     0.55          0.59          0.70
Net Realized and Unrealized Gains
   (Losses) on Investments                               (0.19)         0.18          0.11
Total from Investment Operations                          0.36          0.77          0.81
LESS DISTRIBUTIONS:
                                                       ----------    ----------    ---------
From Net Investment Income                               (0.55)        (0.59)        (0.70)
In Excess of Net Realized Gains                          (0.02)          -             -
Total Distributions                                      (0.57)        (0.59)        (0.70)
NET ASSET VALUE, END OF PERIOD                           $9.98        $10.19        $10.01

TOTAL RETURN                                             +3.6%         +7.9%         +8.4%

RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------   -----------   -----------   -----------
Net Assets, End of Period (In Thousands)               $910,508      $415,465      $272,348
Ratio of Expenses to Average Net Assets                   0.8%          0.9%*         1.0%
Ratio of Expenses to Average Net Assets
   Without Waivers                                        0.8%          0.9%*         1.0%
Ratio of Net Investment Income to Average Net Assets      5.6%          5.8%*         7.0%
Portfolio Turnover Rate                                 221.0%        304.8%        316.1%

                                                                     YEAR ENDED DECEMBER 31
STRONG ADVANTAGE FUND                                   1991      1990      1989        1988(C)

SELECTED PER-SHARE DATA(A)
                                                       --------  --------  ---------    --------
NET ASSET VALUE, BEGINNING OF PERIOD                    $9.67     $9.87     $10.00       $9.99
INCOME FROM INVESTMENT OPERATIONS:
                                                        -------   -------    -------     -------
Net Investment Income                                    0.76      0.83       1.03        0.09
Net Realized and Unrealized Gains
   (Losses) on Investments                               0.23     (0.20)     (0.13)       0.01
Total from Investment Operations                         0.99      0.63       0.90        0.10
LESS DISTRIBUTIONS:
                                                       --------  --------   --------    -------
From Net Investment Income                              (0.76)    (0.83)     (1.03)      (0.09)
In Excess of Net Realized Gains                           -         -          -           -
Total Distributions                                     (0.76)    (0.83)     (1.03)      (0.09)
NET ASSET VALUE, END OF PERIOD                          $9.90     $9.67      $9.87      $10.00

TOTAL RETURN                                           +10.6%     +6.6%      +9.4%       +1.0%

RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------  --------  --------   --------      ------
Net Assets, End of Period (In Thousands)              $143,215  $119,189   $142,807      $7,544
Ratio of Expenses to Average Net Assets                  1.2%      1.2%       1.1%        1.1%*
Ratio of Expenses to Average Net Assets
   Without Waivers                                       1.2%      1.2%       1.2%        1.7%*
Ratio of Net Investment Income to Average Net Assets     7.8%      8.5%      10.0%       11.1%*
Portfolio Turnover Rate                                503.0%    274.1%     211.3%       22.9%



(*)     Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the two month period ended February 29, 1996. Total return and portfolio turnover rate are not annualized.
(c) Inception date is November 25, 1988. Total return and portfolio turnover rate are not annualized.

                                                         PERIOD ENDED
                                            YEAR ENDED     FEB. 29
                                              FEB. 28                  YEAR ENDED DEC. 31
STRONG MUNICIPAL MONEY
MARKET FUND                                    1997        1996(B)         1995          1994

SELECTED PER-SHARE DATA(a)
                                              --------    --------        --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD           $1.00       $1.00           $1.00        $1.00
Net Investment Income                           0.03        0.01           0.04          0.03
Distributions from Net Investment Income(c)    (0.03)      (0.01)         (0.04)        (0.03)
NET ASSET VALUE, END OF PERIOD                 $1.00       $1.00          $1.00         $1.00

TOTAL RETURN                                   +3.5%       +0.6%          +4.1%         +2.9%

RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------  ----------  ------------    ----------    ----------
Net Assets, End of Period (In Thousands)     $1,894,897   $1,608,905     $1,416,442    $1,260,617
Ratio of Expenses to Average Net Assets         0.6%        0.6%*          0.6%          0.6%
Ratio of Expenses to Average Net Assets
Without Waivers                                 0.6%        0.6%*          0.6%          0.6%
Ratio of Net Investment Income to Average       3.5%        3.6%*          4.0%          2.9%
Net Assets


                                                         PERIOD ENDED
                                            YEAR ENDED     FEB. 29
                                              FEB. 28                  YEAR ENDED DEC. 31
STRONG MUNICIPAL MONEY
MARKET FUND                                    1993        1992         1991           1990

SELECTED PER-SHARE DATA(a)
                                            --------     --------     --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD         $1.00        $1.00        $1.00          $1.00
Net Investment Income                         0.02         0.03         0.05           0.06
Distributions from Net Investment Income(c)  (0.02)       (0.03)       (0.05)         (0.06)
NET ASSET VALUE, END OF PERIOD               $1.00        $1.00        $1.00          $1.00

TOTAL RETURN                                 +2.5%        +3.4%        +5.2%          +6.1%

RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------  ----------   ----------    --------       --------
Net Assets, End of Period (In Thousands)   $1,172,560   $1,105,491    $782,482       $218,205
Ratio of Expenses to Average Net Assets       0.7%         0.7%         0.7%           0.8%
Ratio of Expenses to Average Net Assets
Without Waivers                               0.7%         0.7%         0.7%           0.8%
Ratio of Net Investment Income to Average     2.5%         3.3%         5.0%           6.0%
Net Assets

                                                         PERIOD ENDED
                                           YEAR ENDED     FEB. 29
                                             FEB. 28                  YEAR ENDED
                                                                        DEC. 31
STRONG MUNICIPAL MONEY
MARKET FUND                                   1989         1988         1987

SELECTED PER-SHARE DATA(a)
                                            --------     ---------     --------
NET ASSET VALUE, BEGINNING OF PERIOD         $1.00        $1.00         $1.00
Net Investment Income                         0.06         0.05          0.05
Distributions from Net Investment Income(c)  (0.06)       (0.05)        (0.05)
NET ASSET VALUE, END OF PERIOD               $1.00        $1.00         $1.00

TOTAL RETURN                                 +6.1%        +5.2%         +4.7%

RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------  ---------   ---------      ---------
Net Assets, End of Period (In Thousands)    $73,802      $77,465       $59,085
Ratio of Expenses to Average Net Assets       0.9%         0.8%          0.6%
Ratio of Expenses to Average Net Assets
Without Waivers                               0.9%         0.8%          1.0%
Ratio of Net Investment Income to Average     5.9%         5.0%          4.7%
Net Assets


(*)     Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the two month period ended February 29, 1996. Total return is not annualized.
(c)     Tax-exempt for regular Federal income tax purposes.


STRONG MUNICIPAL ADVANTAGE FUND

Effective January 1, 1998, the Strong Municipal Advantage Fund intends to invest up to 10% of its net assets in non-investment grade debt obligations (otherwise known as high-yield (high-risk) securities or "junk bonds") that are rated in the fifth-highest rating category (e.g., BB by Standard & Poor's Ratings Group) or unrated securities of comparable quality. BB securities compose the tier immediately below investment grade and are considered the least speculative non-investment grade security. Please see pages I-17 through I-18 of the Fund's prospectus for information on high-yield (high-risk) securities.


             This Prospectus Supplement is dated January 13, 1998.